Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 6,319		$ 1,449
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash		$ 5,898		$ 250
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 421		$ 1,199
Bottom of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	0.25%	0.25%
Percentage of interest on short term bank deposits	1.00%	1.00%
Top of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	1.50%	1.50%
Percentage of interest on short term bank deposits	2.00%	2.00%